Capital Management (Details Textual) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity attributable to owners of parent	₨ 18,327,024	₨ 15,251,761